DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
VRD bonds	$ 5,714	$ 10,499
Government Bonds (Argentine National Treasury Notes)	0	1,361,756
Government Bonds (Central Bank Notes)	0	761,856
Total	5,714	2,134,111	[1]
Non Current [Abstract]
VRD bonds	8,760	21,369
Government Bonds (Argentine National Treasury Notes)	0	0
Government Bonds (Central Bank Notes)	0	0
Total	$ 8,760	$ 21,369	[1]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)